Average Annual Total Returns - First Trust EIP Carbon Impact ETF	First Trust EIP Carbon Impact ETF 1 Year	First Trust EIP Carbon Impact ETF Since Inception	First Trust EIP Carbon Impact ETF Inception Date	First Trust EIP Carbon Impact ETF After tax on distributions 1 Year	First Trust EIP Carbon Impact ETF After tax on distributions Since Inception	First Trust EIP Carbon Impact ETF After tax on distributions and sale of fund shares 1 Year	First Trust EIP Carbon Impact ETF After tax on distributions and sale of fund shares Since Inception	PHLX Utility Sector Index (reflects no deduction for fees, expenses or taxes) 1 Year	PHLX Utility Sector Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.70%	10.56%	Aug. 19, 2019	7.88%	9.71%	5.10%	7.68%	2.72%	6.62%	18.40%	22.35%